Shareholders Equity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of fair value of warrants
Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28.00%
Weighted average fair value	$ 5.30